Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 2,077	$ 1,965
Other intangible assets subject to amortization, Accumulated Amortization	1,574	1,452
Other intangible assets subject to amortization, Net	503	513
Total other intangible assets, Gross	2,350	2,239
Total other intangible assets, Net	$ 776	787
Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	$ 273	274
Dealer networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	305	316
Other intangible assets subject to amortization, Accumulated Amortization	169	168
Other intangible assets subject to amortization, Net	$ 136	148
Other intangible assets subject to amortization, Weighted Average Life	15 years
Patents, concessions and licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,772	1,649
Other intangible assets subject to amortization, Accumulated Amortization	1,405	1,284
Other intangible assets subject to amortization, Net	$ 367	$ 365
Patents, concessions and licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years